Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Financial assets available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost		$ 50,545
Other foreign governments debt [member] | IFRS9 [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Reclassification of other foreign governments' debt to debt securities measured at amortized cost	$ 104
Corporate and other debt [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Reclassification of corporate and other debt from available for sale securities to trading assets	17
Mortgage backed securities [member] | IFRS9 [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Reclassification of other foreign governments' debt to debt securities measured at amortized cost	539
Gross carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	20,743	18,765
Gross carrying amount [member] | Financial assets available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 20,743
Gross carrying amount [member] | Held-to-maturity investments, category [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost		$ 18,765